CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2018
CONVERTIBLE NOTES
Schedule of convertible notes

	As of
	December 31,	December 31,
	2017	2018
	RMB	RMB

Convertible notes	—	1,188,192